Common Stock & Class B Preference Shares	12 Months Ended
Mar. 31, 2026
Common Stock & Class B Preference Shares [Abstract]
Common Stock & Class B Preference Shares

9. Common Stock & Class B Preference Shares

Our ordinary common shares have no par value as there is no concept of authorized share capital under Singapore law. All shares presently issued are fully paid and existing shareholders are not subject to any calls on shares. Although Singapore law does not recognize the concept of “non-assessability” with respect to newly-issued shares, we note that any subscriber of our ordinary shares who has fully paid up all amounts due, with respect to such ordinary shares, will not be subject to Singapore law concerning any personal liability to contribute to our assets or liabilities in such subscriber’s capacity solely as a holder of such ordinary shares. We believe this interpretation is substantively consistent with the concept of “non-assessability” under most, if not all, U.S. state corporations laws. We cannot, except in the circumstances permitted by the Companies Act, grant any financial assistance for the acquisition or proposed acquisition of our own ordinary shares. Except as described in the Singapore Code on Take-Overs and Mergers (the “Singapore Take-over Code”), there are no limitations in our constitution or Singapore law on the rights of shareholders who are not resident in Singapore to hold or vote in respect of our ordinary shares.

On October 9, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Spartan Capital Securities, LLC, the underwriter to the Underwriting Agreement (the “Underwriters”), relating to the Company’s initial public offering (the “IPO”) of 3,050,000 ordinary shares, no par value per share (the “Ordinary Shares”).

On October 12, 2023, the Company closed the IPO. The Ordinary Shares were priced at $4.00 per share, resulting in net proceeds to the Company of approximately $9,473. The Ordinary Shares were previously approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “PMEC” on October 10, 2023.

During the year ended March 31, 2025, the Company issued (i) 2,500,000 shares of common stock to certain consultants at $0.60 per share, the closing price of the common stock of the Company on the grant date for an aggregate fair value of $1,500; (ii) 75,951 shares of common stock to members of the board of directors at $0.79 per share, shares were valued at $60; and (iii) 292,036 shares of common stock to an employee of the subsidiaries and a 49% shareholder of Primech AI Pte. Ltd. at $0.71 per shares, shares were valued at $208. The Company recorded a total of $1,768 of stock-based compensation expense during the year ended March 31, 2025.

During the year ended March 31, 2026, the Company issued 3,000,000 Class B Preference Shares (“Class B Shares”) to Mr. Kin Wai Ho (“Mr. Ho”) as part of his compensation. The Class B Shares generally have the same rights as our ordinary common shares but carry 10 votes per share. Along side the issuance of Class B preference shares, an Equity Compensation Deed (“ECD”) was signed by Mr. Ho which essentially removed all economic rights of the 3,000,000 Class B Shares issued to him and only retained the voting rights. These 3,000,000 Class B shares are valued at $30 and record as stock-based compensation expense during the year ended March 31, 2026.